Lease (Details) - Schedule of supplemental noncash information - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of supplemental noncash information [Abstract]
ROU assets acquired in exchange for equity interests					¥ 155,350
Operating lease liabilities arising from obtaining ROU assets	¥ 35,291	¥ 8,212	¥ 11,902	¥ 315,027	¥ 977,539